UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

Form 13F


FORM 13F COVER PAGE


Report for the Calendar Year or Quarter Ended: _______March 2009______

Check here if Amendment 		[X]; Amendment Number: ______
This Amendment (Check only one.): 	[ ] is a restatement.
[X] adds new holdings entries.


Institutional Investment Manager Filing this Report:

Name:	 ____Mohican Financial Management, LLC_______
Address: _____21 Railroad Ave, Suite 35________________
 _____Cooperstown, NY 13326_________________
 __________________________________________


Form 13F File Number: 28-12023_____


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name: 	 ___Eric Hage_______________________________
Title:	 ___Chief Investment Officer___________________
Phone:	 ___607.547.1357_____________________________


Signature, Place, and Date of Signing:


____Eric Hage__ ____Cooperstown, NY__ ____April 21, 2009___


Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager is reported in this report and a portion is reported by other reporting manager(s).)




FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:	 _______NONE________
Form 13F Information Table Entry Total:	 ________69__________
Form 13F Information Table Value Total:  ______147,636_________
                                             (thousands)



Name Of Issuer Title of Class
Cusip
Number
Value
(x1000)
Shr/Prn
Amount
SH
PRN
PUT
CALL
Investment
Discretion
Other
Managers Sole Shared Other



***CENTRAL EUROPEAN MEDIA
CONVERTIBLE CORPORATE BONDS
153443AD8 1,018 2,000,000
PRN  Sole  2,000,000

AAR CORP -W/RTS TO PUR C/STK
CONVERTIBLE CORPORATE BONDS
000361AH8 585 809,000
PRN  Sole  809,000

ALASKA COMMUNICATIONS SYSTEMS
CONVERTIBLE SUB NOTE
01167PAB7 3,097 4,400,000
PRN  Sole  4,400,000

ALCOA INC
CONVERTIBLE CORPORAT
013817AT8 5,286 4,000,000
PRN Sole 4,000,000

AMERICAN MED SYS HLDGS INC
CONVERTIBLE CORPORAT
02744MAA6 5,469 6,650,000
PRN Sole 6,650,000

ARRIS GROUP INC
CONVERTIBLE CORPORAT
04269QAC4 1,905 2,500,000
PRN Sole 2,500,000

AMKOR TECH INC
CONVERTIBLE CORPORAT
031652AY6 1,075 1,000,000
PRN Sole 1,000,000


AMYLIN PHARMACEUTICALS INC
CONVERTIBLE CORPORATE BONDS
032346AE8 423 700,000
PRN  Sole  700,000

AMYLIN PHARMACEUTICALS INC
CONVERTIBLE CORPORATE BONDS
032346AF5 677 1,120,000
PRN  Sole  1,120,000

ATS MEDICAL INC
CONVERTIBLE CORPORATE BONDS
002083AB9 2,132 2,600,000
PRN  Sole  2,600,000

ATS MEDICAL INC
CONVERTIBLE CORPORATE BONDS
002083AA1 330 400,000
PRN  Sole  400,000

BARNES GROUP INC W/RTS TO PUR
CONVERTIBLE CORPORATE BONDS
067806AC3 500 500,000
PRN  Sole  500,000

BARNES GROUP INC W/RTS TO PUR
CONVERTIBLE CORPORATE BONDS
067806AD1 3,175 3,175,000
PRN  Sole  3,175,000

BIOMARIN PHARMACEUTICAL INC
CONVERTIBLE CORPORAT
09061GAC5 1,910 2,000,000
PRN Sole 2,000,000

BIOMARIN PHARMACEUTICAL INC
CONVERTIBLE CORPORAT
09061GAD3 1,568 2,000,000
PRN Sole 2,000,000

C&D TECHNOLOGIES INC
CONVERTIBLE CORPORATE BONDS
124661AD1 930 1,500,000
PRN  Sole  1,500,000

CACI INTL INC
CONVERTIBLE CORPORATE BONDS
127190AC0 538 625,000
PRN  Sole  625,000

CACI INTL INC
CONVERTIBLE CORPORATE BONDS
127190AD8 3,247 3,770,000
PRN  Sole  3,770,000

CBIZ Inc
CONVERTIBLE CORPORATE BONDS
124805AA0 606 700,000
PRN  Sole  700,000

CBIZ Inc
CONVERTIBLE CORPORATE BONDS
124805AB8 5,450 6,300,000
PRN  Sole  6,300,000

CMS ENERGY CORP
CONVERTIBLE CORPORAT
125896AW0 1,566 1,500,000
PRN Sole 1,500,000

CUBIST PHARMACEUTICALS INC
CONVERTIBLE CORPORATE BONDS
229678AC1 3,941 4,950,000
PRN  Sole  4,950,000

DECODE GENETICS INC
CONVERTIBLE CORPORATE BONDS
243586AB0 24 1,200,000
PRN  Sole  1,200,000

EARTHLINK INC
CONVERTIBLE CORPORATE BONDS
270321AA0 7,135 7,500,000
PRN  Sole  7,500,000

EMPIRE RESORTS INC
CONVERTIBLE CORPORATE BONDS
292052AB3 305 1,000,000
PRN  Sole  1,000,000

ENDO PHARMA HLDGS INC
CONVERTIBLE CORPORATE BONDS
29264FAA4 1,558 2,000,000
PRN  Sole  2,000,000

ENERSYS
CONVERTIBLE CORPORATE BONDS
29275YAA0 1,853 2,873,000
PRN  Sole  2,873,000

EPICOR SOFTWARE CORP
CONVERTIBLE CORPORATE BONDS
29426LAA6 4,675 8,500,000
PRN  Sole  8,500,000

Epix Med Inc
CONVERTIBLE CORPORATE BONDS
26881QAB7 1,300 4,000,000
PRN  Sole  4,000,000

EQUINIX INC
CONVERTIBLE CORPORATE BONDS
29444UAG1 1,790 2,500,000
PRN  Sole  2,500,000

EQUINIX INC
CONVERTIBLE CORPORATE BONDS
29444UAF3 2,081 2,500,000
PRN  Sole  2,500,000

FERRO CORP
FLOATING RATE CONVER
315405AL4 742 2,200,000
PRN Sole 2,200,000

FISHER SCIENTIFIC INC
CONVERTIBLE CORPORATE BONDS
39153LAB2 1,548 1,000,000
PRN  Sole  1,000,000

WILSON GREATBATCH TECHS INC
CONVERTIBLE CORPORAT
39153LAB2 2,646 3,500,000
PRN Sole 3,500,000

INCYTE PHARMACEUTICALS INC
CONVERTIBLE CORPORATE BONDS
45337CAE2 1,375 2,750,000
PRN  Sole  2,750,000

ISIS PHARMACEUTICALS INC DEL
CONVERTIBLE SUB NOTE
464337AE4 5,732 5,000,000
PRN  Sole  5,000,000

ITRON INC
CONVERTIBLE CORPORATE BONDS
465741AJ5 2,497 2,500,000
PRN  Sole  2,500,000

JOHNSON CONTROLS INC
CONVERTIBLE CORPORAT
478366AS6 6,325 5,000,000
PRN Sole 5,000,000

LECROY CORP
CONVERTIBLE CORPORAT
52324WAA7 410 1,000,000
PRN Sole 1,000,000

LECROY CORP
CONVERTIBLE CORPORAT
52324WAB5 1,925 4,750,000
PRN Sole 4,750,000

LEVEL 3 COMMUNICATIONS INC
CONVERTIBLE CORPORATE BONDS
52729NBF6 2,550 5,000,000
PRN  Sole  5,000,000

LIVE NATION INC
CONVERTIBLE CORPORAT
538034AA7 1,027 3,000,000
PRN Sole 3,000,000

LIVE NATION INC
CONVERTIBLE CORPORAT
538034AB5 685 2,000,000
PRN Sole 2,000,000

MENTOR GRAPHICS CORP
CONVERTIBLE CORPORATE BONDS
587200AF3 3,356 5,000,000
PRN  Sole  5,000,000

MOLINA HEALTHCARE INC
CONVERTIBLE CORPORATE BONDS
60855RAA8 2,055 3,000,000
PRN  Sole  3,000,000

MYLAN INC
CONVERTIBLE CORPORATE BONDS
628530AH0 2,275 2,000,000
PRN  Sole  2,000,000

NEWPORT CORP
CONVERTIBLE CORPORAT
651824AA2 574 850,000
PRN Sole 850,000

NEWPORT CORP
CONVERTIBLE CORPORAT
651824AB0 2,801 4,1500,000
PRN Sole 4,150,000

NETWORK EQUIP TECH INC
CONVERTIBLE CORPORAT
641208AA1 67 100,000
PRN Sole 100,000

NEWELL RUBBERMAID INC
CONVERTIBLE CORPORAT
651229AH9 552 500,000
PRN Sole 500,000

NOVAMED EYECARE INC
CONVERTIBLE CORPORAT
66986WAA6 1,072 2,500,000
PRN Sole 2,500,000

ON SEMICONDUCTOR
CONVERTIBLE CORPORATE BONDS
682189AG0 2,904 4,106,000
PRN  Sole  4,106,000

ON SEMICONDUCTOR
CONVERTIBLE CORPORATE BONDS
682189AD7 4,113 5,000,000
PRN  Sole  5,000,000

PROSHARES TR
COMMON STOCKS
74347R297 859 19,700
SH Sole 19,700

PSS WORLD MEDICAL INC
CONVERTIBLE CORPORATE BONDS
69366AAC4 2,595 3,000,000
PRN   Sole   3,000,000

QUANTA SERVICES INC
CONVERTIBLE CORPORATE BONDS
74762EAE2 4,132 3,744,000
PRN   Sole   3,744,000

SONOSITE INC
CONVERTIBLE CORPORAT
83568GAA2 1,868 2,175,000
PRN Sole 2,175,000

SPARTAN STORES INC
CONVERTIBLE CORPORAT
846822AD6 867 1,455,000
PRN Sole 1,455,000

SPARTAN STORES INC
CONVERTIBLE CORPORAT
846822AE4 3,459 5,802,000
PRN Sole 5,802,000

SYMMETRICOM INC
CONVERTIBLE CORPORAT
871543AB0 1,159 1,535,000
PRN Sole 1,535,000

SYNNEX CORP
CONVERTIBLE SUB NOTE
87162WAA8 6,714 7,750,000
PRN 7,750,000

TEVA PHARMACEUTICAL ADR
CONVERTIBLE CORPORAT
88164RAB3 1,638 1,250,000
PRN Sole 1,250,000

TRINITY INDS INC
CONVERTIBLE CORPORAT
896522AF6 651 1,500,000
PRN Sole 1,500,000

VEECO INSTRS INC DEL
CONVERTIBLE CORPORATE BONDS
922417AC4 1,489 2,000,000
PRN  Sole  2,000,000

VIROPHARMA INC
CONVERTIBLE CORPORAT
928241AH1 3,106 6,150,000
PRN Sole 6,150,000

WEBMD CORP
CONVERTIBLE CORPORAT
94769MAG0 2,106 2,500,000
PRN Sole 2,500,000

WORLD ACCEPTANCE CORP-DEL
CONVERTIBLE CORPORAT
981417AA6 324 500,000
PRN Sole 500,000

WORLD ACCEPTANCE CORP-DEL
CONVERTIBLE CORPORAT
981417AB4 1,328 2,050,000
PRN Sole 2,050,000

WRIGHT MEDICAL GROUP INC
CONVERTIBLE CORPORATE BONDS
98235TAA5 1,961 2,900,000
PRN  Sole  2,900,000

Rows - 69
Number of other managers - 0